FAIR VALUE MEASUREMENTS - Recurring Fair Value Measurements (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Assets:
Life settlement policies	$ 56,685,617	$ 13,809,352
Available-for-sale securities, at fair value	1,000,000	1,000,000
Other investments	1,600,000	1,300,000
Liabilities:
Private placement warrants	2,438,600	0
Fair Value, Recurring
Assets:
Life settlement policies	56,685,617	13,809,352
Available-for-sale securities, at fair value	1,000,000	1,000,000
Other investments	1,600,000	1,300,000
S&P 500 options	1,794,640	890,829
Other assets	7,246
Total assets held at fair value	61,087,503	17,000,181
Liabilities:
Long-term debt	66,165,396	28,249,653
Private placement warrants	2,438,600
Total liabilities held at fair value:	68,603,996	28,249,653
Fair Value, Recurring | Level 1
Assets:
Life settlement policies	0	0
Available-for-sale securities, at fair value	0	0
Other investments	0	0
S&P 500 options	1,794,640	890,829
Other assets	7,246
Total assets held at fair value	1,801,886	890,829
Liabilities:
Long-term debt	0	0
Private placement warrants	0
Total liabilities held at fair value:	0	0
Fair Value, Recurring | Level 2
Assets:
Life settlement policies	0	0
Available-for-sale securities, at fair value	0	0
Other investments	0	0
S&P 500 options	0	0
Other assets	0
Total assets held at fair value	0	0
Liabilities:
Long-term debt	0	0
Private placement warrants	0
Total liabilities held at fair value:	0	0
Fair Value, Recurring | Level 3
Assets:
Life settlement policies	56,685,617	13,809,352
Available-for-sale securities, at fair value	1,000,000	1,000,000
Other investments	1,600,000	1,300,000
S&P 500 options	0	0
Other assets	0
Total assets held at fair value	59,285,617	16,109,352
Liabilities:
Long-term debt	66,165,396	28,249,653
Private placement warrants	2,438,600
Total liabilities held at fair value:	$ 68,603,996	$ 28,249,653